Going Concern and Management's Liquidity Plans	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Liquidity Plans

NOTE 2 – GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS

The accompanying unaudited interim condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.  Since inception, the Company has financed its operations primarily through equity and debt financings.  As of September 30, 2016, the Company had an accumulated deficit of $5,453,492 and for the nine months then ended incurred operating losses of $2,121,614.  For the nine months ended September 30, 2016, the Company generated cash from operating activities of $989,602.